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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Aggressive Portfolio

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 71.8%
International 19.9%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	4,187,000	$42,330,567
Columbia European Equity Fund, Class I Shares (a)	4,275,172	25,437,272
Columbia Overseas Value Fund, Class I Shares (a)	4,231,647	34,530,236
Columbia Pacific/Asia Fund, Class I Shares (a)	2,816,834	27,858,494
Total		130,156,569
U.S. Large Cap 48.9%
Columbia Contrarian Core Fund, Class I Shares (a)	2,371,470	52,290,921
Columbia Disciplined Core Fund, Class I Shares (a)	3,990,419	39,744,573
Columbia Disciplined Growth Fund, Class I Shares (a)	5,077,138	43,714,161
Columbia Disciplined Value Fund, Class I Shares (a)	7,033,898	64,500,849
Columbia Large Cap Growth Fund, Class I Shares (a)(b)	583,978	20,053,798
Columbia Select Large Cap Equity Fund, Class I Shares (a)	3,780,318	45,477,219
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	1,864,426	29,830,814
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,034,802	23,986,710
Total		319,599,045
U.S. Small Cap 3.0%
Columbia Disciplined Small Core Fund, Class I Shares (a)	826,037	10,094,167
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	376,838	7,314,427
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	142,940	2,557,207
Total		19,965,801
Total Equity Funds (Cost: $433,882,216)		$469,721,415

Fixed-Income Funds 13.5%
Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	281,112	3,274,956
High Yield 5.7%
Columbia High Yield Bond Fund, Class I Shares (a)	7,892,648	22,967,607
Columbia Income Opportunities Fund, Class I Shares (a)	1,507,725	14,775,699
Total		37,743,306

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade 7.3%
Columbia Corporate Income Fund, Class I Shares (a)	2,653,083	$27,008,384
Columbia Mortgage Opportunities Fund, Class I Shares (a)	394,521	3,925,482
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	3,017,640	16,657,373
Total		47,591,239
Total Fixed-Income Funds (Cost: $88,202,440)		$88,609,501

Alternative Investment Funds 5.9%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)	178,725	1,969,552
Columbia Alternative Beta Fund, Class I Shares (a)	455,212	4,151,532
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	2,229,183	12,193,630
Columbia Diversified Absolute Return Fund, Class I Shares (a)	755,680	7,080,725
Columbia Multi-Asset Income Fund, Class I Shares (a)	1,397,218	13,343,433
Total Alternative Investment Funds (Cost: $40,511,350)		$38,738,872

Issuer	Shares	Value

Common Stocks 2.6%
CONSUMER DISCRETIONARY 0.3%
Auto Components —%
Cooper Tire & Rubber Co.	1,414	$51,964
Cooper-Standard Holding, Inc. (b)	505	46,091
Dana, Inc.	4,810	74,459
Drew Industries, Inc.	840	75,222
Hyundai Mobis Co., Ltd.	51	12,164
Magna International, Inc.	803	32,969
Superior Industries International, Inc.	2,330	57,085
Total		349,954
Automobiles 0.1%
Fuji Heavy Industries Ltd.	3,300	128,953
Peugeot SA (b)	7,487	112,146
Renault SA	447	38,819
Suzuki Motor Corp.	2,400	85,575
Total		365,493
Diversified Consumer Services —%
Capella Education Co.	1,086	79,387
New Oriental Education & Technology Group, Inc., ADR (b)	1,400	70,182
Total		149,569

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	2,175	$37,628
Cheesecake Factory, Inc. (The)	630	33,510
Compass Group PLC	3,434	62,250
Denny’s Corp. (b)	3,425	35,517
Flight Centre Travel Group Ltd.	2,311	59,377
Isle of Capri Casinos, Inc. (b)	3,075	64,575
Papa John’s International, Inc.	385	29,048
Ruth’s Hospitality Group, Inc.	3,921	62,148
Total		384,053
Household Durables —%
Electrolux AB, Class B	4,165	98,636
Iida Group Holdings Co., Ltd.	1,500	28,994
La-Z-Boy, Inc.	610	14,274
Persimmon PLC	621	12,876
Total		154,780
Internet & Direct Marketing Retail —%
PetMed Express, Inc.	172	3,418
Media —%
Gannett Co., Inc.	7,100	55,167
New York Times Co. (The), Class A	5,995	65,345
Total		120,512
Multiline Retail —%
Big Lots, Inc.	1,580	68,572
Specialty Retail 0.1%
American Eagle Outfitters, Inc.	2,400	40,896
Cato Corp. (The), Class A	1,845	54,741
Children’s Place, Inc. (The)	970	73,672
Finish Line, Inc., Class A (The)	500	9,845
Francesca’s Holdings Corp. (b)	3,825	61,468
Genesco, Inc. (b)	935	50,303
JUMBO SA	6,137	87,243
Pier 1 Imports, Inc.	10,053	43,328
Total		421,496
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	2,925	64,496
TOTAL CONSUMER DISCRETIONARY		2,082,343
CONSUMER STAPLES 0.2%
Beverages —%
Ambev SA	17,764	104,792

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	1,770	$88,916
Jeronimo Martins SGPS SA	4,684	80,573
Loblaw Companies Ltd.	233	11,496
SpartanNash Co.	2,100	58,800
SUPERVALU, Inc. (b)	10,530	45,174
Tesco PLC (b)	10,011	25,824
Wal-Mart de Mexico SAB de CV, Class V	31,772	67,205
Wm Morrison Supermarkets PLC	5,311	14,724
Total		392,712
Food Products 0.1%
Dean Foods Co.	4,508	82,316
Sanderson Farms, Inc.	895	80,532
WH Group Ltd.	137,000	110,956
Total		273,804
Household Products —%
Reckitt Benckiser Group PLC	597	53,438
Personal Products —%
Usana Health Sciences, Inc. (b)	185	23,773
Tobacco —%
British American Tobacco PLC	1,034	59,376
Swedish Match AB	3,055	106,308
Total		165,684
TOTAL CONSUMER STAPLES		1,014,203
ENERGY 0.1%
Energy Equipment & Services —%
Archrock, Inc.	3,000	34,800
Atwood Oceanics, Inc.	8,715	66,495
Total		101,295
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., Class H	116,000	83,891
ENI SpA	969	14,052
Neste OYJ	161	6,951
PDC Energy, Inc. (b)	1,115	68,383
PT United Tractors Tbk	7,200	11,911
PTT PCL, Foreign Registered Shares	11,100	109,294
Repsol SA	1,939	27,171
REX American Resources Corp. (b)	924	72,987
S-Oil Corp.	1,327	90,684

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
SK Innovation Co., Ltd.	874	$115,048
Western Refining, Inc.	3,085	89,002
Total		689,374
TOTAL ENERGY		790,669
FINANCIALS 0.5%
Banks 0.3%
ABSA Group Ltd.	681	7,897
Banc of California, Inc.	4,682	62,271
Banco Latinoamericano de Comercio Exterior SA, Class E	2,110	56,907
Banco Santander Brasil SA	18,983	156,705
Bank of China Ltd., Class H	172,000	77,076
Bank of Montreal	1,328	84,514
Bank of Nova Scotia (The)	701	37,671
BNP Paribas SA	1,047	60,731
Canadian Imperial Bank of Commerce	1,600	119,884
Central Pacific Financial Corp.	3,180	81,503
China CITIC Bank Corp., Ltd., Class H	58,000	37,406
Credit Agricole SA	4,556	49,173
Customers Bancorp, Inc. (b)	2,541	68,785
FCB Financial Holdings, Inc., Class A (b)	106	3,954
First BanCorp (b)	3,385	17,365
Fulton Financial Corp.	1,000	14,900
HSBC Holdings PLC	23,840	179,808
Iberiabank Corp.	735	48,253
International Bancshares Corp.	2,345	72,343
Royal Bank of Canada	2,079	129,889
Societe Generale SA	3,294	128,585
Toronto-Dominion Bank (The)	400	18,149
Woori Finance Holdings Co., Ltd.	897	9,776
Total		1,523,545
Capital Markets —%
Arlington Asset Investment Corp., Class A	3,885	55,478
Cowen Group, Inc., Class A (b)	3,280	10,660
KCG Holdings, Inc., Class A (b)	4,645	59,270
Piper Jaffray Companies (b)	990	55,984
Total		181,392
Consumer Finance —%
Nelnet, Inc., Class A	1,845	72,287
Diversified Financial Services —%
Cardtronics PLC, Class A (b)	1,770	88,500

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 0.1%
Allianz SE, Registered Shares	916	$142,787
American Equity Investment Life Holding Co.	2,532	45,399
Assicurazioni Generali SpA	5,719	73,892
Heritage Insurance Holdings, Inc.	4,095	48,280
Legal & General Group PLC	10,543	27,022
Maiden Holdings Ltd.	5,450	74,392
National General Holdings Corp.	1,025	21,064
NN Group NV	3,960	119,328
Power Corp. of Canada	3,114	66,793
Swiss Re AG	1,275	118,410
Universal Insurance Holdings, Inc.	3,256	69,353
Total		806,720
Mortgage Real Estate Investment Trusts (REITs) —%
CYS Investments, Inc.	8,600	74,132
Invesco Mortgage Capital, Inc.	3,350	50,016
Redwood Trust, Inc.	1,350	18,981
Total		143,129
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc. (b)	3,815	71,073
Essent Group Ltd. (b)	2,875	76,015
Flagstar Bancorp, Inc. (b)	2,825	77,490
HomeStreet, Inc. (b)	2,475	68,186
MGIC Investment Corp. (b)	10,585	86,374
Radian Group, Inc.	6,415	87,180
Walker & Dunlop, Inc. (b)	2,770	66,674
Washington Federal, Inc.	3,325	90,606
Total		623,598
TOTAL FINANCIALS		3,439,171
HEALTH CARE 0.3%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc. (b)	1,125	27,281
ARIAD Pharmaceuticals, Inc. (b)	1,800	15,696
Arrowhead Pharmaceuticals, Inc. (b)	5,280	30,624
bluebird bio, Inc. (b)	360	17,190
Coherus Biosciences, Inc. (b)	665	18,188
Dynavax Technologies Corp. (b)	1,825	16,881
Halozyme Therapeutics, Inc. (b)	1,590	13,722
Insys Therapeutics, Inc. (b)	2,325	25,133
Keryx Biopharmaceuticals, Inc. (b)	7,180	32,382
Kite Pharma, Inc. (b)	435	19,266
Ligand Pharmaceuticals, Inc. (b)	575	55,045
Puma Biotechnology, Inc. (b)	585	22,405
Ra Pharmaceuticals, Inc. (b)	1,002	12,876

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Sage Therapeutics, Inc. (b)	415	$18,069
Shire PLC	538	30,621
Spark Therapeutics, Inc. (b)	685	32,202
TESARO, Inc. (b)	395	47,748
Ultragenyx Pharmaceutical, Inc. (b)	490	28,905
Total		464,234
Health Care Equipment & Supplies 0.1%
Analogic Corp.	340	27,829
Angiodynamics, Inc. (b)	1,172	18,682
Globus Medical, Inc., Class A (b)	1,100	24,343
Halyard Health, Inc. (b)	2,060	66,641
Masimo Corp. (b)	1,365	75,075
OraSure Technologies, Inc. (b)	5,650	42,432
Orthofix International NV (b)	1,730	63,404
Total		318,406
Health Care Providers & Services —%
Chemed Corp.	420	59,396
Diplomat Pharmacy, Inc. (b)	1,875	43,444
Kindred Healthcare, Inc.	100	985
Magellan Health, Inc. (b)	411	21,146
Molina Healthcare, Inc. (b)	1,360	73,997
Sinopharm Group Co. Class H	2,800	13,597
Triple-S Management Corp., Class B (b)	2,745	56,767
Total		269,332
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A (b)	1,680	76,776
Pra Health Sciences, Inc. (b)	1,485	79,032
Total		155,808
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc. (b)	1,240	41,230
Bayer AG, Registered Shares	180	17,841
Daiichi Sankyo Co., Ltd.	1,300	31,238
GlaxoSmithKline PLC	3,881	76,884
Impax Laboratories, Inc. (b)	2,520	50,652
Novo Nordisk A/S, Class B	1,872	66,970
Roche Holding AG, Genusschein Shares	682	156,793
Sanofi	1,666	129,775
Supernus Pharmaceuticals, Inc. (b)	2,365	46,827
Teva Pharmaceutical Industries Ltd.	1,754	73,474
Total		691,684
TOTAL HEALTH CARE		1,899,464

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 0.3%
Aerospace & Defense —%
Curtiss-Wright Corp.	930	$83,347
Air Freight & Logistics —%
Forward Air Corp.	68	2,810
Royal Mail PLC	9,882	59,389
Total		62,199
Airlines —%
Hawaiian Holdings, Inc. (b)	1,865	83,972
Japan Airlines Co., Ltd.	3,200	94,438
Qantas Airways Ltd.	11,294	26,245
Total		204,655
Building Products 0.1%
Continental Building Product (b)	3,190	65,235
Gibraltar Industries, Inc. (b)	1,970	76,633
NCI Building Systems, Inc. (b)	3,275	47,160
Universal Forest Products, Inc.	815	70,082
Total		259,110
Commercial Services & Supplies —%
ACCO Brands Corp. (b)	464	5,150
Brady Corp., Class A	2,120	70,172
Knoll, Inc.	600	12,984
Quad/Graphics, Inc.	2,900	68,904
Total		157,210
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,278	39,184
Argan, Inc.	240	13,644
China Railway Construction Corp., Ltd., Class H	50,000	62,501
EMCOR Group, Inc.	1,353	81,803
Leighton Holdings Ltd.	4,564	102,421
Sinopec Engineering Group Co., Ltd., Class H	21,500	18,981
Skanska AB, Class B	1,656	35,972
Taisei Corp.	14,000	104,931
VINCI SA	706	51,135
Total		510,572
Electrical Equipment —%
EnerSys	1,285	83,692
OSRAM Licht AG	1,234	69,966
Prysmian SpA	1,984	49,374
Total		203,032

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates —%
Siemens AG, Registered Shares	570	$64,730
Machinery 0.1%
Energy Recovery, Inc. (b)	5,131	62,650
Global Brass & Copper Holdings, Inc.	2,220	63,714
Greenbrier Companies, Inc. (The)	2,250	70,875
KONE OYJ, Class B	153	7,042
Lydall, Inc. (b)	119	5,563
Mueller Industries, Inc.	1,215	36,802
Wabash National Corp. (b)	5,390	60,638
Total		307,284
Professional Services —%
Huron Consulting Group, Inc. (b)	1,270	71,184
Insperity, Inc.	550	41,360
RPX Corp. (b)	6,270	61,195
Total		173,739
Road & Rail —%
ArcBest Corp.	2,005	39,900
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	1,590	80,772
ITOCHU Corp.	5,300	66,932
MRC Global, Inc. (b)	464	6,839
Total		154,543
TOTAL INDUSTRIALS		2,220,321
INFORMATION TECHNOLOGY 0.4%
Communications Equipment —%
NETGEAR, Inc. (b)	1,519	76,709
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (b)	3,375	84,881
Hon Hai Precision Industry Co., Ltd.	55,000	148,564
Insight Enterprises, Inc. (b)	1,234	35,527
Methode Electronics, Inc.	1,420	44,304
MTS Systems Corp.	115	5,468
Rogers Corp. (b)	200	10,886
Sanmina Corp. (b)	2,930	81,015
SYNNEX Corp.	593	60,806
TTM Technologies, Inc. (b)	1,700	22,355
Total		493,806
Internet Software & Services 0.1%
EarthLink Holdings Corp.	11,120	63,606

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
j2 Global, Inc.	1,283	$91,286
LogMeIn, Inc.	90	8,550
Mixi, Inc.	3,200	117,562
NetEase, Inc., ADR	500	128,495
RetailMeNot, Inc. (b)	6,542	59,205
Total		468,704
IT Services —%
Convergys Corp.	1,900	55,480
CSG Systems International, Inc.	1,520	57,806
EVERTEC, Inc.	4,415	66,887
NeuStar, Inc., Class A (b)	1,967	44,159
Sykes Enterprises, Inc. (b)	1,740	46,528
Syntel, Inc.	475	9,547
Total		280,407
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc. (b)	8,470	78,517
Diodes, Inc. (b)	970	20,089
Entegris, Inc. (b)	4,525	71,947
Semtech Corp. (b)	229	5,542
Silicon Laboratories, Inc. (b)	370	22,182
Synaptics, Inc. (b)	1,386	72,238
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	72,016
Xcerra Corp. (b)	5,727	31,556
Total		374,087
Software 0.1%
Aspen Technology, Inc. (b)	2,015	99,219
CommVault Systems, Inc. (b)	541	28,943
Mentor Graphics Corp.	3,245	93,780
Progress Software Corp. (b)	1,125	30,274
Qualys, Inc. (b)	1,240	46,190
VASCO Data Security International, Inc. (b)	1,425	19,594
Total		318,000
Technology Hardware, Storage & Peripherals —%
Foxconn Technology Co., Ltd.	40,400	117,112
Inventec Co., Ltd.	38,000	29,668
Seiko Epson Corp.	3,700	74,991
Super Micro Computer, Inc. (b)	1,470	34,839
Total		256,610
TOTAL INFORMATION TECHNOLOGY		2,268,323

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 0.2%
Chemicals 0.1%
Chemtura Corp. (b)	905	$29,684
Ferro Corp. (b)	5,125	66,420
Hyosung Corp.	79	9,228
Innophos Holdings, Inc.	472	21,636
Innospec, Inc.	1,380	83,145
Lotte Chemical Corp.	126	31,658
Mitsubishi Chemical Holdings Corp.	19,200	126,066
Rayonier Advanced Materials, Inc.	5,550	71,762
Trinseo SA	1,550	81,297
Total		520,896
Metals & Mining 0.1%
Carpenter Technology Corp.	383	12,107
Eregli Demir ve Celik Fabrikalari TAS	51,801	70,313
Fortescue Metals Group Ltd.	1,853	7,776
Materion Corp.	590	17,877
Rio Tinto PLC	4,086	142,011
Schnitzer Steel Industries, Inc., Class A	3,175	76,676
Severstal PJSC	5,505	76,964
Total		403,724
Paper & Forest Products —%
UPM-Kymmene OYJ	5,302	123,390
TOTAL MATERIALS		1,048,010
REAL ESTATE 0.1%
Equity Real Estate Investment Trusts (REITs) 0.1%
Armada Hoffler Properties, Inc.	1,275	17,123
Ashford Hospitality Prime, Inc.	1,100	14,256
CBL & Associates Properties, Inc.	6,550	70,085
Chesapeake Lodging Trust	425	9,227
CorEnergy Infrastructure Trust, Inc.	252	6,824
Coresite Realty Corp.	1,025	75,584
DuPont Fabros Technology, Inc.	1,890	77,131
Lexington Realty Trust	6,500	65,910
National Storage Affiliates Trust	434	8,498
PS Business Parks, Inc.	698	76,633
RLJ Lodging Trust	1,960	38,651
Ryman Hospitality Properties, Inc.	1,305	65,798
Select Income REIT	1,695	41,934
Summit Hotel Properties, Inc.	5,750	74,693
Sunstone Hotel Investors, Inc.	2,133	26,790
Washington Prime Group, Inc.	6,600	69,234
Total		738,371

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE (CONTINUED)
Real Estate Management & Development —%
Guangzhou R&F Properties Co., Ltd., Class H	77,200	$108,801
Highwealth Construction Corp.	7,000	10,367
Wheelock & Co., Ltd.	13,565	83,480
Total		202,648
TOTAL REAL ESTATE		941,019
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
China Communications Services Corp., Ltd., Class H	14,000	8,307
Emirates Telecommunications Group Co. PJSC	9,001	46,180
General Communication, Inc., Class A (b)	3,615	57,261
Nippon Telegraph & Telephone Corp.	2,800	124,143
Telenor ASA	6,113	97,292
Windstream Holdings, Inc.	5,750	45,137
Total		378,320
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	3,200	80,365
TOTAL TELECOMMUNICATION SERVICES		458,685
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	600	8,833
Endesa SA	752	15,986
IDACORP, Inc.	450	35,275
Korea Electric Power Corp.	2,458	106,335
Portland General Electric Co.	443	19,332
Tokyo Electric Power Co. Holdings, Inc. (b)	2,000	7,749
Transmissora Alianca de Energia Eletrica SA	7,461	48,151
Total		241,661
Gas Utilities —%
Chesapeake Utilities Corp.	985	63,089
Northwest Natural Gas Co.	659	38,749
Southwest Gas Corp.	1,215	88,039
Total		189,877
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	920	44,372

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities —%
Centrica PLC	2,629	$6,893
Water Utilities —%
SJW Corp.	1,595	80,914
TOTAL UTILITIES		563,717
Total Common Stocks (Cost: $16,158,819)		$16,725,925

	Shares	Value

Money Market Funds 5.5%
Columbia Short-Term Cash Fund, 0.463% (a)(c)	36,113,078	$36,113,078
Total Money Market Funds (Cost: $36,113,087)		$36,113,078
Total Investments(d)
(Cost: $614,867,912)		$649,908,791(e)
Other Assets & Liabilities, Net		4,272,942
Net Assets		$654,181,733

At October 31, 2016, cash totaling $4,114,153 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	12/15/2016	419,000 BRL	130,546 USD	1,017	—
JPMorgan	12/15/2016	137,000 CAD	103,744 USD	1,571	—
JPMorgan	12/15/2016	806,000 CNY	118,937 USD	440	—
JPMorgan	12/15/2016	138,000 ILS	35,961 USD	—	(49)
JPMorgan	12/15/2016	178,372,000 KRW	157,932 USD	2,059	—
JPMorgan	12/15/2016	471,000 NOK	57,583 USD	573	—
JPMorgan	12/15/2016	891,000 SEK	100,897 USD	2,035	—
JPMorgan	12/15/2016	2,772,000 THB	79,053 USD	—	(87)
JPMorgan	12/15/2016	45,000 TRY	14,532 USD	124	—
JPMorgan	12/15/2016	5,228,000 TWD	166,010 USD	298	—
JPMorgan	12/15/2016	179,679 USD	235,000 AUD	—	(1,114)
JPMorgan	12/15/2016	166,287 USD	164,000 CHF	—	(143)
JPMorgan	12/15/2016	32,975 USD	30,000 EUR	22	—
JPMorgan	12/15/2016	157,804 USD	129,000 GBP	252	—
JPMorgan	12/15/2016	36,155 USD	472,613,000 IDR	—	(125)
JPMorgan	12/15/2016	144,255 USD	9,699,000 INR	268	—
JPMorgan	12/15/2016	161,709 USD	16,735,000 JPY	—	(1,852)
JPMorgan	12/15/2016	21,767 USD	91,000 MYR	—	(122)
JPMorgan	12/15/2016	21,625 USD	1,042,000 PHP	—	(181)
JPMorgan	12/15/2016	64,788 USD	90,000 SGD	—	(80)
JPMorgan	12/15/2016	107,915 USD	1,520,000 ZAR	3,824	—
Total				12,483	(3,753)

Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Mini MSCI Emerging Markets Index	83	USD	3,749,525	12/2016	—	(116,258)
Russell 2000 Mini	105	USD	12,508,650	12/2016	—	(202,839)
S&P 500 E-mini	275	USD	29,151,375	12/2016	55,696	—
S&P Mid 400 E-mini	48	USD	7,232,640	12/2016	—	(84,021)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
TOPIX Index	26	JPY	3,458,568	12/2016	173,182	—
U.S. Long Bond	29	USD	4,718,844	12/2016	—	(234,325)
U.S. Treasury 10-Year Note	123	USD	15,943,875	12/2016	—	(178,007)
U.S. Treasury 5-Year Note	37	USD	4,469,484	12/2016	—	(26,086)
U.S. Ultra Bond	47	USD	8,269,062	12/2016	—	(511,953)
Total			89,502,023		228,878	(1,353,489)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(204)	EUR	(6,836,920)	12/2016	—	(110,994)
FTSE 100 Index	(76)	GBP	(6,445,637)	12/2016	—	(250,530)
Total			(13,282,557)		—	(361,524)

Cleared Credit Default Swap Contracts Outstanding at October 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	3,289,000	—	(68,019)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	7,500,000	—	(41,197)
Total						—	(109,216)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,891,611	16,581	—	(129,330)	9,238	1,788,100	—	—	1,969,552
Columbia Alternative Beta Fund, Class I Shares	4,536,456	—	—	—	—	4,536,456	—	—	4,151,532
Columbia Commodity Strategy Fund, Class I Shares	—	12,808,096	—	(4,910)	(204)	12,802,982	—	—	12,193,630
Columbia Contrarian Core Fund, Class I Shares	48,346,710	11,414	—	(5,060,567)	2,020,613	45,318,170	—	—	52,290,921
Columbia Corporate Income Fund, Class I Shares	28,003,822	872,001	—	(1,999,443)	(20,125)	26,856,255	—	633,074	27,008,384
Columbia Disciplined Core Fund, Class I Shares	24,099,942	43,155	—	(2,171,677)	1,282,721	23,254,141	—	—	39,744,573
Columbia Disciplined Growth Fund, Class I Shares	47,716,779	95,914	—	(2,616,789)	375,883	45,571,787	—	—	43,714,161
Columbia Disciplined Small Core Fund, Class I Shares	13,334,917	245,110	—	(701,431)	(225,315)	12,653,281	—	—	10,094,167
Columbia Disciplined Value Fund, Class I Shares	69,430,916	148,580	—	(4,682,153)	(138,827)	64,758,516	—	—	64,500,849
Columbia Diversified Absolute Return Fund, Class I Shares	10,209,284	133,442	—	(2,676,923)	(120,365)	7,545,438	—	—	7,080,725
Columbia Emerging Markets Bond Fund, Class I Shares	3,565,142	62,565	—	(504,500)	(3,053)	3,120,154	—	57,441	3,274,956
Columbia Emerging Markets Fund, Class I Shares	33,841,002	6,701,975	—	(195,841)	4,055	40,351,191	—	—	42,330,567

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia European Equity Fund, Class I Shares	27,987,446	584,312	—	(2,478,352)	306,851	26,400,257	—	—	25,437,272
Columbia High Yield Bond Fund, Class I Shares	24,675,091	934,319	—	(2,564,583)	(133,132)	22,911,695	—	908,230	22,967,607
Columbia Income Opportunities Fund, Class I Shares	22,182,907	750,627	—	(8,523,380)	307,180	14,717,334	—	726,501	14,775,699
Columbia Large Cap Growth Fund, Class I Shares	13,239,271	198,333	—	(1,046,443)	596,446	12,987,607	—	—	20,053,798
Columbia Mortgage Opportunities Fund, Class I Shares	4,062,647	125,636	—	(242,866)	(6,601)	3,938,816	—	106,111	3,925,482
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	5,620,332	61,661	(4,816,434)	(1,635,298)	769,739	—	—	—	—
Columbia Multi-Asset Income Fund, Class I Shares	10,956,955	2,881,419	—	—	—	13,838,374	—	462,419	13,343,433
Columbia Overseas Value Fund, Class I Shares	40,998,025	400,833	—	(3,782,337)	(376,042)	37,240,479	—	—	34,530,236
Columbia Pacific/Asia Fund, Class I Shares	24,802,095	280,960	—	(2,677,647)	589,093	22,994,501	—	88,462	27,858,494
Columbia Select Large Cap Equity Fund, Class I Shares	51,782,344	47,406	—	(3,768,413)	(608,594)	47,452,743	—	44,392	45,477,219
Columbia Select Large Cap Growth Fund, Class I Shares	26,961,639	1,432,243	—	(2,042,354)	570,289	26,921,817	316,087	—	29,830,814
Columbia Select Large-Cap Value Fund, Class I Shares	19,190,424	92,168	—	(3,283,846)	1,324,513	17,323,259	—	—	23,986,710
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,586,442	87,193	4,816,434	(2,440,854)	221,513	7,270,728	—	—	7,314,427
Columbia Short-Term Cash Fund	46,742,052	47,651,587	—	(58,280,562)	10	36,113,087	—	135,537	36,113,078
Columbia Small Cap Growth Fund I, Class I Shares	4,119,379	57,407	—	(528,763)	(264,284)	3,383,739	—	—	2,557,207
Columbia U.S. Government Mortgage Fund, Class I Shares	16,794,404	498,364	—	(628,252)	(6,330)	16,658,186	—	300,678	16,657,373
Total	629,678,034	77,223,301	—	(114,667,514)	6,475,272	598,709,093	316,087	3,462,845	633,182,866

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(d)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $614,868,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$49,090,000
Unrealized Depreciation	(14,049,000)
Net Unrealized Appreciation	$35,041,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China, Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won

MYR	Malaysia Ringgits
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	469,721,415	—	—	469,721,415
Fixed-Income Funds	88,609,501	—	—	88,609,501
Alternative Investment Funds	38,738,872	—	—	38,738,872
Common Stocks
Consumer Discretionary	1,355,310	727,033	—	2,082,343
Consumer Staples	563,004	451,199	—	1,014,203
Energy	331,667	459,002	—	790,669
Financials	2,407,280	1,031,891	—	3,439,171
Health Care	1,302,271	597,193	—	1,899,464
Industrials	1,367,080	853,241	—	2,220,321
Information Technology	1,708,410	559,913	—	2,268,323
Materials	460,604	587,406	—	1,048,010
Real Estate	738,371	202,648	—	941,019
Telecommunication Services	102,398	356,287	—	458,685
Utilities	417,921	145,796	—	563,717
Total Common Stocks	10,754,316	5,971,609	—	16,725,925
Investments measured at net asset value
Money Market Funds	—	—	—	36,113,078
Total Investments	607,824,104	5,971,609		649,908,791
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	12,483	—	12,483
Futures Contracts	228,878	—	—	228,878
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,753)	—	(3,753)
Futures Contracts	(1,715,013)	—	—	(1,715,013)
Swap Contracts	—	(109,216)	—	(109,216)
Total	606,337,969	5,871,123	—	648,322,170

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Capital Allocation Conservative Portfolio

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 15.5%
International 3.8%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	293,810	$2,970,420
Columbia European Equity Fund, Class I Shares (a)	345,462	2,055,498
Columbia Overseas Value Fund, Class I Shares (a)	671,823	5,482,081
Total		10,507,999
U.S. Large Cap 11.6%
Columbia Contrarian Core Fund, Class I Shares (a)	198,682	4,380,929
Columbia Disciplined Core Fund, Class I Shares (a)	757,048	7,540,197
Columbia Disciplined Growth Fund, Class I Shares (a)	955,244	8,224,653
Columbia Disciplined Value Fund, Class I Shares (a)	926,766	8,498,441
Columbia Select Large Cap Equity Fund, Class I Shares (a)	274,854	3,306,501
Total		31,950,721
U.S. Small Cap 0.1%
Columbia Disciplined Small Core Fund, Class I Shares (a)	22,417	273,932
Total Equity Funds (Cost: $40,641,749)		$42,732,652

Fixed-Income Funds 63.9%
Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	352,317	4,104,493
High Yield 2.3%
Columbia Income Opportunities Fund, Class I Shares (a)	631,434	6,188,050
Inflation Protected Securities 4.0%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	1,160,307	10,964,907
Investment Grade 56.1%
Columbia Corporate Income Fund, Class I Shares (a)	4,265,176	43,419,496
Columbia Limited Duration Credit Fund, Class I Shares (a)	1,393,669	13,727,636
Columbia Mortgage Opportunities Fund, Class I Shares (a)	413,164	4,110,977
Columbia Total Return Bond Fund, Class I Shares (a)	1,821,950	16,980,570

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	7,588,676	$41,889,494
Columbia U.S. Treasury Index Fund, Class I Shares (a)	3,025,295	34,306,846
Total		154,435,019
Total Fixed-Income Funds (Cost: $177,327,362)		$175,692,469

Alternative Investment Funds 7.5%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)	62,164	685,048
Columbia Alternative Beta Fund, Class I Shares (a)	455,212	4,151,532
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	495,780	2,711,917
Columbia Diversified Absolute Return Fund, Class I Shares (a)	526,726	4,935,421
Columbia Multi-Asset Income Fund, Class I Shares (a)	845,886	8,078,211
Total Alternative Investment Funds (Cost: $21,619,697)		$20,562,129

Issuer	Shares	Value

Common Stocks 2.8%
CONSUMER DISCRETIONARY 0.4%
Auto Components 0.1%
Bridgestone Corp.	400	$14,929
Continental AG	468	89,675
Cooper Tire & Rubber Co.	351	12,899
Cooper-Standard Holding, Inc. (b)	125	11,409
Dana, Inc.	1,189	18,406
Drew Industries, Inc.	208	18,626
Superior Industries International, Inc.	580	14,210
Total		180,154
Automobiles 0.1%
Fuji Heavy Industries Ltd.	2,600	101,599
Peugeot SA (b)	5,500	82,384
Renault SA	507	44,029
Suzuki Motor Corp.	1,900	67,747
Total		295,759
Diversified Consumer Services —%
Capella Education Co.	268	19,591
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	540	9,342
Cheesecake Factory, Inc. (The)	157	8,351

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Compass Group PLC	3,661	$66,365
Denny’s Corp. (b)	840	8,711
Flight Centre Travel Group Ltd.	2,706	69,526
Isle of Capri Casinos, Inc. (b)	758	15,918
Papa John’s International, Inc.	96	7,243
Ruth’s Hospitality Group, Inc.	977	15,485
Total		200,941
Household Durables 0.1%
Electrolux AB, Class B	3,391	80,306
La-Z-Boy, Inc.	150	3,510
Persimmon PLC	476	9,870
Sony Corp.	200	6,303
Total		99,989
Internet & Direct Marketing Retail —%
PetMed Express, Inc.	41	815
Media —%
Gannett Co., Inc.	1,750	13,597
New York Times Co. (The), Class A	1,480	16,132
WPP PLC	775	16,866
Total		46,595
Multiline Retail —%
Big Lots, Inc.	390	16,926
Specialty Retail —%
American Eagle Outfitters, Inc.	590	10,053
Cato Corp. (The), Class A	456	13,529
Children’s Place, Inc. (The)	243	18,456
Finish Line, Inc., Class A (The)	120	2,363
Francesca’s Holdings Corp. (b)	940	15,106
Genesco, Inc. (b)	231	12,428
Pier 1 Imports, Inc.	2,499	10,771
Total		82,706
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	720	15,876
TOTAL CONSUMER DISCRETIONARY		959,352
CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	4,562	78,474
Koninklijke Ahold Delhaize NV	4,054	92,544
Metro AG	609	18,244

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
SpartanNash Co.	518	$14,504
SUPERVALU, Inc. (b)	2,606	11,180
Woolworths Ltd.	586	10,516
Total		225,462
Food Products 0.1%
Dean Foods Co.	1,117	20,396
Nestlé SA, Registered Shares	1,304	94,550
Sanderson Farms, Inc.	221	19,886
WH Group Ltd.	110,500	89,494
Total		224,326
Household Products 0.1%
Reckitt Benckiser Group PLC	1,112	99,536
Personal Products —%
Unilever PLC	898	37,569
Usana Health Sciences, Inc. (b)	45	5,783
Total		43,352
Tobacco —%
Swedish Match AB	2,364	82,262
TOTAL CONSUMER STAPLES		674,938
ENERGY 0.1%
Energy Equipment & Services —%
Archrock, Inc.	740	8,584
Atwood Oceanics, Inc.	2,165	16,519
Petrofac Ltd.	2,382	23,514
Total		48,617
Oil, Gas & Consumable Fuels 0.1%
BP PLC	1,837	10,876
Caltex Australia Ltd.	2,953	68,738
Idemitsu Kosan Co., Ltd.	1,200	27,576
OMV AG	2,299	71,863
PDC Energy, Inc. (b)	276	16,927
Repsol SA	543	7,609
REX American Resources Corp. (b)	228	18,010
Royal Dutch Shell PLC, Class B	297	7,688
Total SA	496	23,805
Western Refining, Inc.	764	22,041
Total		275,133
TOTAL ENERGY		323,750

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 0.5%
Banks 0.2%
Australia and New Zealand Banking Group Ltd.	1,157	$24,431
Banc of California, Inc.	1,161	15,441
Banco Latinoamericano de Comercio Exterior SA, Class E	525	14,159
Bank Hapoalim BM	1,284	7,410
BNP Paribas SA	1,644	95,360
BOC Hong Kong Holdings Ltd.	5,754	20,509
Central Pacific Financial Corp.	785	20,120
Customers Bancorp, Inc. (b)	629	17,027
FCB Financial Holdings, Inc., Class A (b)	27	1,007
First BanCorp (b)	845	4,335
Fulton Financial Corp.	240	3,576
HSBC Holdings PLC	20,360	153,561
Iberiabank Corp.	181	11,883
ING Groep NV	597	7,861
International Bancshares Corp.	580	17,893
Intesa Sanpaolo SpA	13,095	30,331
Societe Generale SA	2,634	102,821
Westpac Banking Corp.	4,866	112,526
Total		660,251
Capital Markets —%
3i Group PLC	5,296	43,496
Arlington Asset Investment Corp., Class A	963	13,752
Cowen Group, Inc., Class A (b)	806	2,619
KCG Holdings, Inc., Class A (b)	1,152	14,700
Piper Jaffray Companies (b)	244	13,798
Total		88,365
Consumer Finance —%
Nelnet, Inc., Class A	455	17,827
Diversified Financial Services —%
Cardtronics PLC, Class A (b)	438	21,900
Insurance 0.2%
Allianz SE, Registered Shares	732	114,105
American Equity Investment Life Holding Co.	626	11,224
Assicurazioni Generali SpA	4,572	59,073
AXA SA	2,003	45,152
Heritage Insurance Holdings, Inc.	1,010	11,908
Maiden Holdings Ltd.	1,345	18,359

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	179	$34,701
National General Holdings Corp.	253	5,199
NN Group NV	3,062	92,268
Swiss Re AG	1,030	95,657
Universal Insurance Holdings, Inc.	803	17,104
Total		504,750
Mortgage Real Estate Investment Trusts (REITs) —%
CYS Investments, Inc.	2,120	18,274
Invesco Mortgage Capital, Inc.	830	12,392
Redwood Trust, Inc.	340	4,780
Total		35,446
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc. (b)	945	17,605
Essent Group Ltd. (b)	715	18,905
Flagstar Bancorp, Inc. (b)	694	19,036
HomeStreet, Inc. (b)	610	16,806
MGIC Investment Corp. (b)	2,619	21,371
Radian Group, Inc.	1,595	21,676
Walker & Dunlop, Inc. (b)	685	16,488
Washington Federal, Inc.	825	22,481
Total		154,368
TOTAL FINANCIALS		1,482,907
HEALTH CARE 0.3%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc. (b)	280	6,790
ARIAD Pharmaceuticals, Inc. (b)	445	3,880
Arrowhead Pharmaceuticals, Inc. (b)	1,305	7,569
bluebird bio, Inc. (b)	90	4,298
Coherus Biosciences, Inc. (b)	165	4,513
Dynavax Technologies Corp. (b)	455	4,209
Halozyme Therapeutics, Inc. (b)	395	3,409
Insys Therapeutics, Inc. (b)	575	6,216
Keryx Biopharmaceuticals, Inc. (b)	1,775	8,005
Kite Pharma, Inc. (b)	105	4,650
Ligand Pharmaceuticals, Inc. (b)	140	13,402
Puma Biotechnology, Inc. (b)	145	5,553
Ra Pharmaceuticals, Inc. (b)	246	3,161
Sage Therapeutics, Inc. (b)	105	4,572
Shire PLC	573	32,613
Spark Therapeutics, Inc. (b)	165	7,757
TESARO, Inc. (b)	100	12,088

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc. (b)	120	$7,079
Total		139,764
Health Care Equipment & Supplies —%
Analogic Corp.	84	6,875
Angiodynamics, Inc. (b)	290	4,623
Globus Medical, Inc., Class A (b)	275	6,086
Halyard Health, Inc. (b)	510	16,498
Masimo Corp. (b)	337	18,535
OraSure Technologies, Inc. (b)	1,400	10,514
Orthofix International NV (b)	427	15,650
Total		78,781
Health Care Providers & Services —%
Chemed Corp.	104	14,708
Diplomat Pharmacy, Inc. (b)	465	10,774
Kindred Healthcare, Inc.	20	197
Magellan Health, Inc. (b)	101	5,196
Molina Healthcare, Inc. (b)	338	18,391
Triple-S Management Corp., Class B (b)	677	14,000
Total		63,266
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A (b)	416	19,011
Pra Health Sciences, Inc. (b)	367	19,532
Total		38,543
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc. (b)	305	10,141
Bayer AG, Registered Shares	773	76,617
Daiichi Sankyo Co., Ltd.	2,600	62,476
GlaxoSmithKline PLC	6,084	120,527
Impax Laboratories, Inc. (b)	625	12,562
Novo Nordisk A/S, Class B	291	10,410
Roche Holding AG, Genusschein Shares	560	128,745
Sanofi	1,423	110,847
Supernus Pharmaceuticals, Inc. (b)	585	11,583
Teva Pharmaceutical Industries Ltd.	1,292	54,121
Total		598,029
TOTAL HEALTH CARE		918,383
INDUSTRIALS 0.4%
Aerospace & Defense —%
Curtiss-Wright Corp.	231	20,702

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics —%
Forward Air Corp.	17	$702
Royal Mail PLC	8,006	48,115
Total		48,817
Airlines 0.1%
Hawaiian Holdings, Inc. (b)	465	20,936
Japan Airlines Co., Ltd.	2,600	76,731
Qantas Airways Ltd.	26,887	62,481
Total		160,148
Building Products —%
Continental Building Product (b)	790	16,156
Gibraltar Industries, Inc. (b)	485	18,866
NCI Building Systems, Inc. (b)	810	11,664
Universal Forest Products, Inc.	202	17,370
Total		64,056
Commercial Services & Supplies —%
ACCO Brands Corp. (b)	118	1,310
Brady Corp., Class A	525	17,377
Knoll, Inc.	150	3,246
Quad/Graphics, Inc.	717	17,036
Total		38,969
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	2,890	88,608
Argan, Inc.	60	3,411
EMCOR Group, Inc.	336	20,315
Leighton Holdings Ltd.	3,457	77,579
Skanska AB, Class B	3,854	83,718
Taisei Corp.	9,000	67,455
Total		341,086
Electrical Equipment —%
ABB Ltd.	1,312	27,047
EnerSys	319	20,777
Total		47,824
Industrial Conglomerates —%
Siemens AG, Registered Shares	362	41,110
Machinery 0.1%
Energy Recovery, Inc. (b)	1,271	15,519
Global Brass & Copper Holdings, Inc.	550	15,785
Greenbrier Companies, Inc. (The)	560	17,640
KONE OYJ, Class B	479	22,048
Lydall, Inc. (b)	29	1,356
Mueller Industries, Inc.	300	9,087

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
NSK Ltd.	1,400	$15,563
Wabash National Corp. (b)	1,330	14,962
Total		111,960
Professional Services —%
Huron Consulting Group, Inc. (b)	315	17,656
Insperity, Inc.	136	10,227
RPX Corp. (b)	1,550	15,128
Total		43,011
Road & Rail —%
ArcBest Corp.	492	9,791
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	394	20,015
ITOCHU Corp.	7,000	88,401
MRC Global, Inc. (b)	116	1,710
Sumitomo Corp.	5,000	57,483
Total		167,609
TOTAL INDUSTRIALS		1,095,083
INFORMATION TECHNOLOGY 0.3%
Communications Equipment —%
NETGEAR, Inc. (b)	376	18,988
Electronic Equipment, Instruments & Components —%
Benchmark Electronics, Inc. (b)	835	21,000
Insight Enterprises, Inc. (b)	305	8,781
Methode Electronics, Inc.	353	11,014
MTS Systems Corp.	29	1,379
Rogers Corp. (b)	50	2,722
Sanmina Corp. (b)	725	20,046
SYNNEX Corp.	147	15,073
TTM Technologies, Inc. (b)	420	5,523
Total		85,538
Internet Software & Services 0.1%
EarthLink Holdings Corp.	2,755	15,758
j2 Global, Inc.	318	22,626
LogMeIn, Inc.	22	2,090
Mixi, Inc.	2,300	84,498
RetailMeNot, Inc. (b)	1,618	14,643
Total		139,615
IT Services 0.1%
Convergys Corp.	470	13,724
CSG Systems International, Inc.	376	14,299

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
EVERTEC, Inc.	1,090	$16,513
Fujitsu Ltd.	13,000	77,105
NeuStar, Inc., Class A (b)	488	10,956
Sykes Enterprises, Inc. (b)	431	11,525
Syntel, Inc.	117	2,352
Total		146,474
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc. (b)	2,089	19,365
Diodes, Inc. (b)	244	5,053
Entegris, Inc. (b)	1,120	17,808
Semtech Corp. (b)	58	1,404
Silicon Laboratories, Inc. (b)	92	5,516
Synaptics, Inc. (b)	344	17,929
Xcerra Corp. (b)	1,418	7,813
Total		74,888
Software 0.1%
Aspen Technology, Inc. (b)	499	24,571
CommVault Systems, Inc. (b)	135	7,223
Mentor Graphics Corp.	800	23,120
Oracle Corp. Japan	1,100	59,865
Progress Software Corp. (b)	275	7,400
Qualys, Inc. (b)	305	11,361
VASCO Data Security International, Inc. (b)	355	4,881
Total		138,421
Technology Hardware, Storage & Peripherals —%
Seiko Epson Corp.	4,900	99,312
Super Micro Computer, Inc. (b)	367	8,698
Total		108,010
TOTAL INFORMATION TECHNOLOGY		711,934
MATERIALS 0.2%
Chemicals 0.1%
Chemtura Corp. (b)	220	7,216
Ferro Corp. (b)	1,260	16,330
Hitachi Chemical Co., Ltd.	300	7,013
Innophos Holdings, Inc.	116	5,317
Innospec, Inc.	340	20,485
Johnson Matthey PLC	1,342	56,013
Mitsubishi Chemical Holdings Corp.	16,000	105,055
Rayonier Advanced Materials, Inc.	1,380	17,843
Trinseo SA	370	19,407
Total		254,679

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.1%
Carpenter Technology Corp.	96	$3,034
Fortescue Metals Group Ltd.	11,156	46,818
Materion Corp.	143	4,333
Rio Tinto PLC	3,285	114,172
Schnitzer Steel Industries, Inc., Class A	785	18,958
Total		187,315
Paper & Forest Products —%
UPM-Kymmene OYJ	4,742	110,357
TOTAL MATERIALS		552,351
REAL ESTATE 0.1%
Equity Real Estate Investment Trusts (REITs) —%
Armada Hoffler Properties, Inc.	320	4,298
Ashford Hospitality Prime, Inc.	270	3,499
CBL & Associates Properties, Inc.	1,620	17,334
Chesapeake Lodging Trust	105	2,279
CorEnergy Infrastructure Trust, Inc.	65	1,760
Coresite Realty Corp.	254	18,730
DuPont Fabros Technology, Inc.	467	19,058
Lexington Realty Trust	1,610	16,325
National Storage Affiliates Trust	110	2,154
PS Business Parks, Inc.	173	18,994
RLJ Lodging Trust	485	9,564
Ryman Hospitality Properties, Inc.	324	16,336
Select Income REIT	418	10,341
Summit Hotel Properties, Inc.	1,420	18,446
Sunstone Hotel Investors, Inc.	528	6,632
Washington Prime Group, Inc.	1,630	17,099
Total		182,849
Real Estate Management & Development 0.1%
Daiwa House Industry Co., Ltd.	3,300	90,574
Wharf Holdings Ltd. (The)	754	5,653
Wheelock & Co., Ltd.	16,070	98,897
Total		195,124
TOTAL REAL ESTATE		377,973
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
General Communication, Inc., Class A (b)	880	13,939

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp.	2,200	$97,541
Telefonica SA	2,810	28,564
Telenor ASA	3,300	52,522
Telstra Corp., Ltd.	4,728	17,881
Windstream Holdings, Inc.	1,420	11,147
Total		221,594
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	2,600	65,296
TOTAL TELECOMMUNICATION SERVICES		286,890
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	2,800	41,220
Endesa SA	3,439	73,106
Enel SpA	15,829	68,115
IDACORP, Inc.	112	8,779
Portland General Electric Co.	109	4,757
Total		195,977
Gas Utilities —%
Chesapeake Utilities Corp.	247	15,820
Northwest Natural Gas Co.	163	9,584
Southwest Gas Corp.	301	21,811
Total		47,215
Independent Power and Renewable Electricity Producers —%
Meridian Energy Ltd.	12,636	23,225
Ormat Technologies, Inc.	227	10,948
Total		34,173
Water Utilities —%
SJW Corp.	394	19,988
TOTAL UTILITIES		297,353
Total Common Stocks (Cost: $7,482,994)		$7,680,914

	Shares	Value

Money Market Funds 9.9%
Columbia Short-Term Cash Fund, 0.463% (a)(c)	27,293,456	$27,293,456
Total Money Market Funds (Cost: $27,293,458)		$27,293,456
Total Investments
(Cost: $274,365,260) (d)		$273,961,620(e)
Other Assets & Liabilities, Net		1,173,197
Net Assets		$275,134,817

At October 31, 2016, cash totaling $1,204,973 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	12/15/2016	132,000 AUD	100,973 USD	673	—
Barclays	12/15/2016	64,000 EUR	70,211 USD	—	(182)
Barclays	12/15/2016	100,000 ILS	26,046 USD	—	(47)
Barclays	12/15/2016	893,000 SEK	101,135 USD	2,051	—
Barclays	12/15/2016	111,592 USD	110,000 CHF	—	(154)
Barclays	12/15/2016	85,148 USD	576,000 DKK	32	—
Barclays	12/15/2016	15,911 USD	13,000 GBP	17	—
Barclays	12/15/2016	100,605 USD	82,000 GBP	—	(135)
Barclays	12/15/2016	10,593 USD	1,096,000 JPY	—	(124)
Barclays	12/15/2016	63,353 USD	88,000 SGD	—	(82)
Total				2,773	(724)

Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Mini MSCI Emerging Markets Index	34	USD	1,535,950	12/2016	—	(47,624)
Russell 2000 Mini	26	USD	3,097,380	12/2016	—	(49,205)
S&P 500 E-mini	28	USD	2,968,140	12/2016	5,671	—
TOPIX Index	16	JPY	2,128,349	12/2016	106,573	—
U.S. Long Bond	23	USD	3,742,531	12/2016	—	(185,844)
U.S. Ultra Bond	26	USD	4,574,375	12/2016	—	(283,208)
Total			18,046,725		112,244	(565,881)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(89)	EUR	(2,982,774)	12/2016	—	(48,424)
FTSE 100 Index	(33)	GBP	(2,798,763)	12/2016	—	(108,783)
Total			(5,781,537)		—	(157,207)

Cleared Credit Default Swap Contracts Outstanding at October 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	1,370,000	—	(28,332)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	12,000,000	—	(65,916)
Total						—	(94,248)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	426,267	324,046	(100,080)	7,692	657,925	—	685,048
Columbia Alternative Beta Fund, Class I Shares	4,536,456	—	—	—	4,536,456	—	4,151,532
Columbia Commodity Strategy Fund, Class I Shares	—	3,038,878	(199,119)	(10,297)	2,829,462	—	2,711,917
Columbia Contrarian Core Fund, Class I Shares	4,124,280	299,012	(798,783)	241,160	3,865,669	—	4,380,929
Columbia Corporate Income Fund, Class I Shares	61,395,924	2,750,232	(20,157,772)	(238,518)	43,749,866	1,128,970	43,419,496
Columbia Disciplined Core Fund, Class I Shares	6,031,630	446,044	(1,199,461)	455,256	5,733,469	—	7,540,197
Columbia Disciplined Growth Fund, Class I Shares	8,939,053	560,473	(1,329,289)	83,676	8,253,913	—	8,224,653
Columbia Disciplined Small Core Fund, Class I Shares	2,050,949	194,962	(1,395,993)	(593,510)	256,408	—	273,932
Columbia Disciplined Value Fund, Class I Shares	8,958,352	577,267	(1,285,412)	58,326	8,308,533	—	8,498,441
Columbia Diversified Absolute Return Fund, Class I Shares	6,494,426	871,367	(2,049,543)	(92,823)	5,223,427	—	4,935,421
Columbia Emerging Markets Bond Fund, Class I Shares	4,400,346	356,950	(667,478)	(15,494)	4,074,324	70,482	4,104,493
Columbia Emerging Markets Fund, Class I Shares	—	2,753,000	—	—	2,753,000	—	2,970,420
Columbia European Equity Fund, Class I Shares	1,990,597	559,505	(250,622)	15,305	2,314,785	—	2,055,498
Columbia Income Opportunities Fund, Class I Shares	9,832,418	632,131	(4,131,764)	(92,442)	6,240,343	313,857	6,188,050
Columbia Inflation Protected Securities Fund, Class I Shares	13,333,614	404,226	(1,566,907)	(153,851)	12,017,082	—	10,964,907
Columbia Limited Duration Credit Fund, Class I Shares	27,126,813	889,979	(13,528,535)	(570,596)	13,917,661	302,667	13,727,636
Columbia Mortgage Opportunities Fund, Class I Shares	4,171,183	287,107	(321,777)	(5,649)	4,130,864	111,436	4,110,977
Columbia Multi-Asset Income Fund, Class I Shares	6,434,738	1,937,690	—	—	8,372,428	274,690	8,078,211
Columbia Overseas Value Fund, Class I Shares	6,435,371	579,190	(1,149,474)	(96,200)	5,768,887	—	5,482,081
Columbia Select Large Cap Equity Fund, Class I Shares	3,384,000	3,084	—	—	3,387,084	3,084	3,306,501
Columbia Short-Term Cash Fund	13,376,044	33,616,705	(19,699,304)	13	27,293,458	80,464	27,293,456
Columbia Total Return Bond Fund, Class I Shares	—	16,735,442	—	—	16,735,442	244,442	16,980,570
Columbia U.S. Government Mortgage Fund, Class I Shares	47,340,763	3,529,770	(8,744,797)	(37,663)	42,088,073	814,311	41,889,494
Columbia U.S. Treasury Index Fund, Class I Shares	34,603,784	3,247,311	(3,359,159)	(118,229)	34,373,707	350,421	34,306,846
Total	275,387,008	74,594,371	(81,935,269)	(1,163,844)	266,882,266	3,694,824	266,280,706

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(d)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $274,365,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,610,000
Unrealized Depreciation	(4,013,000)
Net Unrealized Depreciation	$(403,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	42,732,652	—	—	42,732,652
Fixed-Income Funds	175,692,469	—	—	175,692,469
Alternative Investment Funds	20,562,129	—	—	20,562,129
Common Stocks
Consumer Discretionary	309,753	649,599	—	959,352
Consumer Staples	71,749	603,189	—	674,938
Energy	82,081	241,669	—	323,750
Financials	443,645	1,039,262	—	1,482,907
Health Care	322,027	596,356	—	918,383
Industrials	338,744	756,339	—	1,095,083
Information Technology	391,154	320,780	—	711,934
Materials	112,923	439,428	—	552,351
Real Estate	182,849	195,124	—	377,973
Telecommunication Services	25,086	261,804	—	286,890
Utilities	91,687	205,666	—	297,353
Total Common Stocks	2,371,698	5,309,216	—	7,680,914
Investments measured at net asset value
Money Market Funds	—	—	—	27,293,456
Total Investments	241,358,948	5,309,216	—	273,961,620
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,773	—	2,773
Futures Contracts	112,244	—	—	112,244
Liabilities
Forward Foreign Currency Exchange Contracts	—	(724)	—	(724)
Futures Contracts	(723,088)	—	—	(723,088)
Swap Contracts	—	(94,248)	—	(94,248)
Total	240,748,104	5,217,017	—	273,258,577

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Capital Allocation Moderate Portfolio

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 43.2%
International 12.1%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	3,247,378	$32,830,994
Columbia European Equity Fund, Class I Shares (a)	9,499,851	56,524,113
Columbia Overseas Value Fund, Class I Shares (a)	6,668,378	54,413,963
Columbia Pacific/Asia Fund, Class I Shares (a)	4,213,334	41,669,877
Total		185,438,947
U.S. Large Cap 29.8%
Columbia Contrarian Core Fund, Class I Shares (a)	3,480,926	76,754,431
Columbia Disciplined Core Fund, Class I Shares (a)	6,424,289	63,985,915
Columbia Disciplined Growth Fund, Class I Shares (a)	7,546,916	64,978,945
Columbia Disciplined Value Fund, Class I Shares (a)	10,408,284	95,443,961
Columbia Large Cap Growth Fund, Class I Shares (a)(b)	622,758	21,385,524
Columbia Select Large Cap Equity Fund, Class I Shares (a)	5,118,348	61,573,726
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	2,347,133	37,554,125
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,438,990	33,355,783
Total		455,032,410
U.S. Small Cap 1.3%
Columbia Disciplined Small Core Fund, Class I Shares (a)	1,667,879	20,381,475
Total Equity Funds (Cost: $607,419,683)		$660,852,832

Fixed-Income Funds 44.9%
Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,381,158	27,740,484
High Yield 7.1%
Columbia High Yield Bond Fund, Class I Shares (a)	2,657,038	7,731,982
Columbia Income Opportunities Fund, Class I Shares (a)	10,261,441	100,562,120
Total		108,294,102
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	1,638,867	15,487,294

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade 35.0%
Columbia Corporate Income Fund, Class I Shares (a)	12,660,181	$128,880,638
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,501,381	34,488,608
Columbia Mortgage Opportunities Fund, Class I Shares (a)	2,648,886	26,356,411
Columbia Total Return Bond Fund, Class I Shares (a)	21,202,041	197,603,026
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	18,061,829	99,701,296
Columbia U.S. Treasury Index Fund, Class I Shares (a)	4,245,215	48,140,742
Total		535,170,721
Total Fixed-Income Funds (Cost: $686,181,918)		$686,692,601

Alternative Investment Funds 5.9%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)	817,769	9,011,820
Columbia Alternative Beta Fund, Class I Shares (a)	455,212	4,151,532
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	3,969,505	21,713,192
Columbia Diversified Absolute Return Fund, Class I Shares (a)	2,213,312	20,738,736
Columbia Multi-Asset Income Fund, Class I Shares (a)	3,574,493	34,136,406
Total Alternative Investment Funds (Cost: $93,109,547)		$89,751,686

Issuer	Shares	Value

Common Stocks 1.8%
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Cooper Tire & Rubber Co.	2,870	$105,472
Cooper-Standard Holding, Inc. (b)	1,030	94,008
Dana, Inc.	9,760	151,085
Drew Industries, Inc.	1,700	152,235
Hyundai Mobis Co., Ltd.	62	14,788
Magna International, Inc.	972	39,908
Superior Industries International, Inc.	4,725	115,762
Total		673,258
Automobiles —%
Fuji Heavy Industries Ltd.	4,000	156,306
Peugeot SA (b)	9,070	135,858
Renault SA	542	47,069

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Automobiles (continued)
Suzuki Motor Corp.	2,900	$103,403
Total		442,636
Diversified Consumer Services —%
Capella Education Co.	2,187	159,870
New Oriental Education & Technology Group, Inc., ADR (b)	1,700	85,221
Total		245,091
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	4,400	76,120
Cheesecake Factory, Inc. (The)	1,275	67,817
Compass Group PLC	4,160	75,410
Denny’s Corp. (b)	6,910	71,657
Flight Centre Travel Group Ltd.	2,798	71,890
Isle of Capri Casinos, Inc. (b)	6,250	131,250
Papa John’s International, Inc.	780	58,851
Ruth’s Hospitality Group, Inc.	7,970	126,325
Total		679,320
Household Durables —%
Electrolux AB, Class B	5,046	119,500
Iida Group Holdings Co., Ltd.	1,900	36,726
La-Z-Boy, Inc.	1,225	28,665
Persimmon PLC	752	15,592
Total		200,483
Internet & Direct Marketing Retail —%
PetMed Express, Inc.	329	6,537
Media —%
Gannett Co., Inc.	14,350	111,500
New York Times Co. (The), Class A	12,105	131,944
Total		243,444
Multiline Retail —%
Big Lots, Inc.	3,200	138,880
Specialty Retail 0.1%
American Eagle Outfitters, Inc.	4,850	82,644
Cato Corp. (The), Class A	3,745	111,114
Children’s Place, Inc. (The)	1,970	149,621
Finish Line, Inc., Class A (The)	1,000	19,690
Francesca’s Holdings Corp. (b)	7,750	124,542
Genesco, Inc. (b)	1,892	101,790
JUMBO SA	7,436	105,709
Pier 1 Imports, Inc.	20,418	88,002
Total		783,112

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	5,900	$130,095
TOTAL CONSUMER DISCRETIONARY		3,542,856
CONSUMER STAPLES 0.1%
Beverages —%
Ambev SA	21,521	126,955
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	2,144	107,704
Jeronimo Martins SGPS SA	5,675	97,620
Loblaw Companies Ltd.	283	13,963
SpartanNash Co.	4,260	119,280
SUPERVALU, Inc. (b)	21,335	91,527
Tesco PLC (b)	12,129	31,288
Wal-Mart de Mexico SAB de CV, Class V	38,488	81,411
Wm Morrison Supermarkets PLC	6,434	17,837
Total		560,630
Food Products —%
Dean Foods Co.	9,130	166,714
Sanderson Farms, Inc.	1,805	162,414
WH Group Ltd.	166,000	134,443
Total		463,571
Household Products —%
Reckitt Benckiser Group PLC	722	64,627
Personal Products —%
Usana Health Sciences, Inc. (b)	370	47,545
Tobacco —%
British American Tobacco PLC	1,253	71,952
Swedish Match AB	3,701	128,787
Total		200,739
TOTAL CONSUMER STAPLES		1,464,067
ENERGY 0.1%
Energy Equipment & Services —%
Archrock, Inc.	6,100	70,760
Atwood Oceanics, Inc.	17,700	135,051
Total		205,811

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., Class H	140,000	$101,248
ENI SpA	1,174	17,025
Neste OYJ	195	8,419
PDC Energy, Inc. (b)	2,255	138,299
PT United Tractors Tbk	8,800	14,557
PTT PCL, Foreign Registered Shares	13,500	132,925
Repsol SA	2,349	32,916
REX American Resources Corp. (b)	1,870	147,711
S-Oil Corp.	1,608	109,887
SK Innovation Co., Ltd.	1,059	139,401
Western Refining, Inc.	6,250	180,313
Total		1,022,701
TOTAL ENERGY		1,228,512
FINANCIALS 0.4%
Banks 0.2%
ABSA Group Ltd.	825	9,567
Banc of California, Inc.	9,519	126,603
Banco Latinoamericano de Comercio Exterior SA, Class E	4,290	115,701
Banco Santander Brasil SA	22,998	189,849
Bank of China Ltd., Class H	208,000	93,209
Bank of Montreal	1,608	102,333
Bank of Nova Scotia (The)	849	45,624
BNP Paribas SA	1,267	73,492
Canadian Imperial Bank of Commerce	1,900	142,362
Central Pacific Financial Corp.	6,440	165,057
China CITIC Bank Corp., Ltd., Class H	70,000	45,145
Credit Agricole SA	5,520	59,578
Customers Bancorp, Inc. (b)	5,150	139,410
FCB Financial Holdings, Inc., Class A (b)	215	8,020
First BanCorp (b)	7,275	37,321
Fulton Financial Corp.	2,000	29,800
HSBC Holdings PLC	28,872	217,761
Iberiabank Corp.	1,490	97,818
International Bancshares Corp.	4,740	146,229
Royal Bank of Canada	2,519	157,379
Societe Generale SA	3,990	155,754
Toronto-Dominion Bank (The)	400	18,150
Woori Finance Holdings Co., Ltd.	1,086	11,835
Total		2,187,997
Capital Markets —%
Arlington Asset Investment Corp., Class A	7,920	113,098

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Cowen Group, Inc., Class A (b)	6,650	$21,612
KCG Holdings, Inc., Class A (b)	9,400	119,944
Piper Jaffray Companies (b)	2,000	113,100
Total		367,754
Consumer Finance —%
Nelnet, Inc., Class A	3,750	146,925
Diversified Financial Services —%
Cardtronics PLC, Class A (b)	3,600	180,000
Insurance 0.1%
Allianz SE, Registered Shares	1,110	173,028
American Equity Investment Life Holding Co.	5,164	92,591
Assicurazioni Generali SpA	6,928	89,513
Heritage Insurance Holdings, Inc.	8,260	97,385
Legal & General Group PLC	12,772	32,735
Maiden Holdings Ltd.	11,080	151,242
National General Holdings Corp.	2,071	42,559
NN Group NV	4,797	144,549
Power Corp. of Canada	3,772	80,907
Swiss Re AG	1,543	143,299
Universal Insurance Holdings, Inc.	6,617	140,942
Total		1,188,750
Mortgage Real Estate Investment Trusts (REITs) —%
CYS Investments, Inc.	17,400	149,988
Invesco Mortgage Capital, Inc.	6,800	101,524
Redwood Trust, Inc.	2,750	38,665
Total		290,177
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc. (b)	7,735	144,103
Essent Group Ltd. (b)	5,850	154,674
Flagstar Bancorp, Inc. (b)	5,700	156,351
HomeStreet, Inc. (b)	5,030	138,577
MGIC Investment Corp. (b)	21,300	173,808
Radian Group, Inc.	13,050	177,349
Walker & Dunlop, Inc. (b)	5,600	134,792
Washington Federal, Inc.	6,775	184,619
Total		1,264,273
TOTAL FINANCIALS		5,625,876
HEALTH CARE 0.2%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc. (b)	2,295	55,654

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
ARIAD Pharmaceuticals, Inc. (b)	3,650	$31,828
Arrowhead Pharmaceuticals, Inc. (b)	10,705	62,089
bluebird bio, Inc. (b)	725	34,619
Coherus Biosciences, Inc. (b)	1,345	36,786
Dynavax Technologies Corp. (b)	3,695	34,179
Halozyme Therapeutics, Inc. (b)	3,220	27,789
Insys Therapeutics, Inc. (b)	4,715	50,969
Keryx Biopharmaceuticals, Inc. (b)	14,565	65,688
Kite Pharma, Inc. (b)	880	38,975
Ligand Pharmaceuticals, Inc. (b)	1,165	111,525
Puma Biotechnology, Inc. (b)	1,190	45,577
Ra Pharmaceuticals, Inc. (b)	2,033	26,124
Sage Therapeutics, Inc. (b)	845	36,791
Shire PLC	651	37,052
Spark Therapeutics, Inc. (b)	1,385	65,109
TESARO, Inc. (b)	800	96,704
Ultragenyx Pharmaceutical, Inc. (b)	980	57,810
Total		915,268
Health Care Equipment & Supplies —%
Analogic Corp.	690	56,477
Angiodynamics, Inc. (b)	2,379	37,921
Globus Medical, Inc., Class A (b)	2,250	49,793
Halyard Health, Inc. (b)	4,175	135,061
Masimo Corp. (b)	2,770	152,350
OraSure Technologies, Inc. (b)	11,400	85,614
Orthofix International NV (b)	3,525	129,191
Total		646,407
Health Care Providers & Services —%
Chemed Corp.	855	120,914
Diplomat Pharmacy, Inc. (b)	3,825	88,625
Kindred Healthcare, Inc.	200	1,970
Magellan Health, Inc. (b)	823	42,344
Molina Healthcare, Inc. (b)	2,730	148,539
Sinopharm Group Co. Class H	3,600	17,482
Triple-S Management Corp., Class B (b)	5,585	115,498
Total		535,372
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A (b)	3,406	155,654
Pra Health Sciences, Inc. (b)	3,010	160,192
Total		315,846
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc. (b)	2,515	83,624

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Bayer AG, Registered Shares	218	$21,607
Daiichi Sankyo Co., Ltd.	1,600	38,447
GlaxoSmithKline PLC	4,702	93,149
Impax Laboratories, Inc. (b)	5,125	103,012
Novo Nordisk A/S, Class B	2,211	79,097
Roche Holding AG, Genusschein Shares	826	189,899
Sanofi	2,018	157,195
Supernus Pharmaceuticals, Inc. (b)	4,795	94,941
Teva Pharmaceutical Industries Ltd.	2,124	88,973
Total		949,944
TOTAL HEALTH CARE		3,362,837
INDUSTRIALS 0.2%
Aerospace & Defense —%
Curtiss-Wright Corp.	1,890	169,382
Air Freight & Logistics —%
Forward Air Corp.	138	5,702
Royal Mail PLC	11,971	71,944
Total		77,646
Airlines —%
Hawaiian Holdings, Inc. (b)	3,790	170,645
Japan Airlines Co., Ltd.	3,900	115,096
Qantas Airways Ltd.	13,682	31,794
Total		317,535
Building Products —%
Continental Building Product (b)	6,465	132,209
Gibraltar Industries, Inc. (b)	4,000	155,600
NCI Building Systems, Inc. (b)	6,600	95,040
Universal Forest Products, Inc.	1,650	141,884
Total		524,733
Commercial Services & Supplies —%
ACCO Brands Corp. (b)	970	10,767
Brady Corp., Class A	4,300	142,330
Knoll, Inc.	1,250	27,050
Quad/Graphics, Inc.	5,865	139,352
Total		319,499
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,549	47,493
Argan, Inc.	490	27,857
China Railway Construction Corp., Ltd., Class H	60,500	75,626

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
EMCOR Group, Inc.	2,753	$166,446
Leighton Holdings Ltd.	5,528	124,054
Sinopec Engineering Group Co., Ltd., Class H	26,000	22,954
Skanska AB, Class B	2,006	43,575
Taisei Corp.	17,000	127,416
VINCI SA	855	61,927
Total		697,348
Electrical Equipment —%
EnerSys	2,610	169,990
OSRAM Licht AG	1,494	84,708
Prysmian SpA	2,402	59,776
Total		314,474
Industrial Conglomerates —%
Siemens AG, Registered Shares	690	78,358
Machinery 0.1%
Energy Recovery, Inc. (b)	10,462	127,741
Global Brass & Copper Holdings, Inc.	4,500	129,150
Greenbrier Companies, Inc. (The)	4,575	144,112
KONE OYJ, Class B	185	8,515
Lydall, Inc. (b)	246	11,501
Mueller Industries, Inc.	2,475	74,968
Wabash National Corp. (b)	10,930	122,963
Total		618,950
Professional Services —%
Huron Consulting Group, Inc. (b)	2,575	144,329
Insperity, Inc.	1,120	84,224
RPX Corp. (b)	12,760	124,537
Total		353,090
Road & Rail —%
ArcBest Corp.	4,070	80,993
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	3,220	163,576
ITOCHU Corp.	6,500	82,087
MRC Global, Inc. (b)	941	13,870
Total		259,533
TOTAL INDUSTRIALS		3,811,541
INFORMATION TECHNOLOGY 0.3%
Communications Equipment —%
NETGEAR, Inc. (b)	3,090	156,045

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (b)	6,800	$171,020
Hon Hai Precision Industry Co., Ltd.	66,000	178,277
Insight Enterprises, Inc. (b)	2,501	72,004
Methode Electronics, Inc.	2,886	90,043
MTS Systems Corp.	245	11,650
Rogers Corp. (b)	400	21,772
Sanmina Corp. (b)	5,915	163,550
SYNNEX Corp.	1,210	124,073
TTM Technologies, Inc. (b)	3,500	46,025
Total		878,414
Internet Software & Services 0.1%
EarthLink Holdings Corp.	22,550	128,986
j2 Global, Inc.	2,605	185,346
LogMeIn, Inc.	180	17,100
Mixi, Inc.	3,900	143,279
NetEase, Inc., ADR	600	154,194
RetailMeNot, Inc. (b)	13,265	120,048
Total		748,953
IT Services —%
Convergys Corp.	3,850	112,420
CSG Systems International, Inc.	3,091	117,551
EVERTEC, Inc.	8,935	135,365
NeuStar, Inc., Class A (b)	3,972	89,171
Sykes Enterprises, Inc. (b)	3,525	94,259
Syntel, Inc.	950	19,095
Total		567,861
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc. (b)	17,170	159,166
Diodes, Inc. (b)	1,990	41,213
Entegris, Inc. (b)	9,185	146,041
Semtech Corp. (b)	478	11,568
Silicon Laboratories, Inc. (b)	770	46,161
Synaptics, Inc. (b)	2,810	146,457
Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	84,019
Xcerra Corp. (b)	11,605	63,944
Total		698,569
Software —%
Aspen Technology, Inc. (b)	4,086	201,195
CommVault Systems, Inc. (b)	1,096	58,636
Mentor Graphics Corp.	6,580	190,162
Progress Software Corp. (b)	2,275	61,220
Qualys, Inc. (b)	2,500	93,125

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VASCO Data Security International, Inc. (b)	2,900	$39,875
Total		644,213
Technology Hardware, Storage & Peripherals —%
Foxconn Technology Co., Ltd.	49,490	143,462
Inventec Co., Ltd.	46,000	35,914
Seiko Epson Corp.	4,400	89,178
Super Micro Computer, Inc. (b)	2,990	70,863
Total		339,417
TOTAL INFORMATION TECHNOLOGY		4,033,472
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp. (b)	1,810	59,368
Ferro Corp. (b)	10,400	134,784
Hyosung Corp.	96	11,214
Innophos Holdings, Inc.	963	44,144
Innospec, Inc.	2,785	167,796
Lotte Chemical Corp.	152	38,190
Mitsubishi Chemical Holdings Corp.	23,200	152,330
Rayonier Advanced Materials, Inc.	11,350	146,756
Trinseo SA	3,125	163,906
Total		918,488
Metals & Mining —%
Carpenter Technology Corp.	778	24,593
Eregli Demir ve Celik Fabrikalari TAS	62,757	85,184
Fortescue Metals Group Ltd.	2,245	9,421
Materion Corp.	1,175	35,602
Rio Tinto PLC	4,946	171,901
Schnitzer Steel Industries, Inc., Class A	6,450	155,767
Severstal PJSC	6,664	93,168
Total		575,636
Paper & Forest Products —%
UPM-Kymmene OYJ	6,423	149,478
TOTAL MATERIALS		1,643,602
REAL ESTATE 0.1%
Equity Real Estate Investment Trusts (REITs) 0.1%
Armada Hoffler Properties, Inc.	2,600	34,918
Ashford Hospitality Prime, Inc.	2,200	28,512
CBL & Associates Properties, Inc.	13,200	141,240
Chesapeake Lodging Trust	875	18,996
CorEnergy Infrastructure Trust, Inc.	523	14,163

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE (CONTINUED)
Equity Real Estate Investment Trusts (REITs) (continued)
Coresite Realty Corp.	2,085	$153,748
DuPont Fabros Technology, Inc.	3,850	157,119
Lexington Realty Trust	13,200	133,848
National Storage Affiliates Trust	904	17,700
PS Business Parks, Inc.	1,418	155,682
RLJ Lodging Trust	4,000	78,880
Ryman Hospitality Properties, Inc.	2,660	134,117
Select Income REIT	3,440	85,106
Summit Hotel Properties, Inc.	11,600	150,684
Sunstone Hotel Investors, Inc.	4,319	54,247
Washington Prime Group, Inc.	13,400	140,566
Total		1,499,526
Real Estate Management & Development —%
Guangzhou R&F Properties Co., Ltd., Class H	93,600	131,914
Highwealth Construction Corp.	9,000	13,329
Wheelock & Co., Ltd.	16,433	101,130
Total		246,373
TOTAL REAL ESTATE		1,745,899
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
China Communications Services Corp., Ltd., Class H	18,000	10,680
Emirates Telecommunications Group Co. PJSC	10,904	55,943
General Communication, Inc., Class A (b)	7,210	114,206
Nippon Telegraph & Telephone Corp.	3,400	150,745
Telenor ASA	7,406	117,871
Windstream Holdings, Inc.	11,600	91,060
Total		540,505
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	3,900	97,945
TOTAL TELECOMMUNICATION SERVICES		638,450
UTILITIES 0.1%
Electric Utilities —%
Chubu Electric Power Co., Inc.	700	10,305
Endesa SA	911	19,366
IDACORP, Inc.	920	72,119
Korea Electric Power Corp.	2,975	128,700
Portland General Electric Co.	895	39,058
Tokyo Electric Power Co. Holdings, Inc. (b)	2,400	9,299

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Transmissora Alianca de Energia Eletrica SA	9,039	$58,334
Total		337,181
Gas Utilities 0.1%
Chesapeake Utilities Corp.	2,000	128,100
Northwest Natural Gas Co.	1,338	78,674
Southwest Gas Corp.	2,465	178,614
Total		385,388
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	1,850	89,226
Multi-Utilities —%
Centrica PLC	3,185	8,351

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Water Utilities —%
SJW Corp.	3,225	$163,604
TOTAL UTILITIES		983,750
Total Common Stocks (Cost: $27,343,952)		$28,080,862

	Shares	Value

Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.463% (a)(c)	55,236,222	$55,236,222
Total Money Market Funds (Cost: $55,236,264)		$55,236,222
Total Investments (Cost: $1,469,291,364) (d)		$1,520,614,203(e)
Other Assets & Liabilities, Net		8,951,860
Net Assets		$1,529,566,063

At October 31, 2016, cash totaling $8,984,069 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at October 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	12/15/2016	508,000 BRL	158,344 USD	1,302	—
BNP Paribas	12/15/2016	160,000 CAD	121,352 USD	2,026	—
BNP Paribas	12/15/2016	976,000 CNY	144,293 USD	804	—
BNP Paribas	12/15/2016	167,000 ILS	43,537 USD	—	(40)
BNP Paribas	12/15/2016	216,085,000 KRW	191,446 USD	2,616	—
BNP Paribas	12/15/2016	571,000 NOK	69,856 USD	742	—
BNP Paribas	12/15/2016	1,079,000 SEK	122,259 USD	2,538	—
BNP Paribas	12/15/2016	3,358,000 THB	95,806 USD	—	(65)
BNP Paribas	12/15/2016	54,000 TRY	17,448 USD	158	—
BNP Paribas	12/15/2016	6,195,000 TWD	196,417 USD	54	—
BNP Paribas	12/15/2016	218,088 USD	285,000 AUD	—	(1,531)
BNP Paribas	12/15/2016	200,871 USD	198,000 CHF	—	(283)
BNP Paribas	12/15/2016	35,200 USD	32,000 EUR	—	(3)
BNP Paribas	12/15/2016	191,349 USD	156,000 GBP	—	(211)
BNP Paribas	12/15/2016	43,789 USD	572,536,000 IDR	—	(141)
BNP Paribas	12/15/2016	174,773 USD	11,750,000 INR	312	—
BNP Paribas	12/15/2016	191,552 USD	19,822,000 JPY	—	(2,207)
BNP Paribas	12/15/2016	26,313 USD	110,000 MYR	—	(149)
BNP Paribas	12/15/2016	26,161 USD	1,262,000 PHP	—	(190)
BNP Paribas	12/15/2016	78,487 USD	109,000 SGD	—	(117)
BNP Paribas	12/15/2016	130,866 USD	1,842,000 ZAR	4,544	—
Total				15,096	(4,937)

Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Mini MSCI EAFE Index	92	USD	7,662,220	12/2016	—	(46,529)
Mini MSCI Emerging Markets Index	193	USD	8,718,775	12/2016	—	(270,334)
Russell 2000 Mini	202	USD	24,064,260	12/2016	—	(390,537)
S&P 500 E-mini	370	USD	39,221,850	12/2016	74,936	—
S&P Mid 400 E-mini	91	USD	13,711,880	12/2016	—	(159,289)
TOPIX Index	116	JPY	15,430,533	12/2016	772,657	—
U.S. Long Bond	206	USD	33,520,063	12/2016	—	(1,664,516)
U.S. Treasury 10-Year Note	456	USD	59,109,000	12/2016	—	(659,929)
U.S. Treasury 5-Year Note	255	USD	30,803,203	12/2016	—	(179,781)
Total			232,241,784		847,593	(3,370,915)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(483)	EUR	(16,187,415)	12/2016	—	(262,796)
FTSE 100 Index	(180)	GBP	(15,265,981)	12/2016	—	(593,361)
U.S. Ultra Bond	(35)	USD	(6,157,813)	12/2016	340,627	—
Total			(37,611,209)		340,627	(856,157)

Cleared Credit Default Swap Contracts Outstanding at October 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	7,671,000	—	(158,641)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	18,500,000	—	(101,620)
Total						—	(260,261)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	8,570,394	66,650	(379,106)	27,544	8,285,482	—	—	9,011,820
Columbia Alternative Beta Fund, Class I Shares	4,536,456	—	—	—	4,536,456	—	—	4,151,532
Columbia Commodity Strategy Fund, Class I Shares	—	22,797,800	(2,240)	(93)	22,795,467	—	—	21,713,192
Columbia Contrarian Core Fund, Class I Shares	74,372,052	87,203	(8,424,099)	2,678,425	68,713,581	—	—	76,754,431
Columbia Corporate Income Fund, Class I Shares	134,847,961	3,229,612	(10,127,065)	16,752	127,967,260	—	3,036,604	128,880,638
Columbia Disciplined Core Fund, Class I Shares	41,209,987	107,571	(3,771,010)	1,895,722	39,442,270	—	—	63,985,915
Columbia Disciplined Growth Fund, Class I Shares	69,765,490	146,579	(5,122,332)	685,247	65,474,984	—	—	64,978,945
Columbia Disciplined Small Core Fund, Class I Shares	28,365,048	136,428	(2,037,253)	(712,218)	25,752,005	—	—	20,381,475
Columbia Disciplined Value Fund, Class I Shares	103,696,343	157,794	(8,888,098)	(245,892)	94,720,147	—	—	95,443,961

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Diversified Absolute Return Fund, Class I Shares	31,604,702	32,928	(9,109,348)	(405,262)	22,123,020	—	—	20,738,736
Columbia Emerging Markets Bond Fund, Class I Shares	30,083,295	490,731	(3,935,662)	(65,828)	26,572,536	—	478,159	27,740,484
Columbia Emerging Markets Fund, Class I Shares	14,909,913	15,521,161	(2,220)	(241)	30,428,613	—	—	32,830,994
Columbia European Equity Fund, Class I Shares	60,910,009	317,401	(5,713,845)	780,501	56,294,066	—	—	56,524,113
Columbia High Yield Bond Fund, Class I Shares	8,188,156	303,331	(625,342)	(23,593)	7,842,552	—	301,030	7,731,982
Columbia Income Opportunities Fund, Class I Shares	121,220,943	4,201,453	(25,176,349)	892,234	101,138,281	—	4,165,372	100,562,120
Columbia Inflation Protected Securities Fund, Class I Shares	17,727,615	4,933	(1,319,328)	(204,117)	16,209,103	—	—	15,487,294
Columbia Large Cap Growth Fund, Class I Shares	16,953,454	79,751	(1,862,674)	854,334	16,024,865	—	—	21,385,524
Columbia Limited Duration Credit Fund, Class I Shares	36,218,501	716,025	(1,991,639)	(50,302)	34,892,585	—	611,738	34,488,608
Columbia Mortgage Opportunities Fund, Class I Shares	27,045,893	722,338	(1,210,340)	(40,144)	26,517,747	—	704,142	26,356,411
Columbia Multi-Asset Income Fund, Class I Shares	26,804,605	8,564,518	—	—	35,369,123	—	1,150,518	34,136,406
Columbia Overseas Value Fund, Class I Shares	74,116,358	183,087	(13,722,603)	(1,766,279)	58,810,563	—	—	54,413,963
Columbia Pacific/Asia Fund, Class I Shares	35,511,719	236,318	(2,643,676)	610,160	33,714,521	—	133,066	41,669,877
Columbia Select Large Cap Equity Fund, Class I Shares	70,455,524	147,315	(6,544,310)	(1,136,870)	62,921,659	—	61,393	61,573,726
Columbia Select Large Cap Growth Fund, Class I Shares	35,213,492	676,696	(3,455,618)	875,855	33,310,425	404,099	—	37,554,125
Columbia Select Large-Cap Value Fund, Class I Shares	24,074,787	67,357	(3,769,962)	1,439,802	21,811,984	—	—	33,355,783
Columbia Select Smaller-Cap Value Fund, Class I Shares	5,099,882	74,138	(4,963,754)	(210,266)	—	—	—	—
Columbia Short-Term Cash Fund	64,953,566	112,604,521	(122,321,851)	28	55,236,264	—	194,366	55,236,222
Columbia Small Cap Growth Fund I, Class I Shares	7,498,977	—	(4,605,649)	(2,893,328)	—	—	—	—
Columbia Total Return Bond Fund, Class I Shares	202,328,409	4,940,321	(9,947,604)	460,971	197,782,097	—	4,184,732	197,603,026
Columbia U.S. Government Mortgage Fund, Class I Shares	101,426,338	2,062,647	(3,271,901)	(52,478)	100,164,606	—	1,810,170	99,701,296
Columbia U.S. Treasury Index Fund, Class I Shares	46,596,524	498,626	—	—	47,095,150	—	498,628	48,140,742
Total	1,524,306,393	179,175,233	(264,944,878)	3,410,664	1,441,947,412	404,099	17,329,918	1,492,533,341

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(d)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $1,469,291,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$71,665,000
Unrealized Depreciation	(20,342,000)
Net Unrealized Appreciation	$51,323,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China, Yuan Renminbi

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	660,852,832	—	—	660,852,832
Fixed-Income Funds	686,692,601	—	—	686,692,601
Alternative Investment Funds	89,751,686	—	—	89,751,686
Common Stocks
Consumer Discretionary	2,660,605	882,251	—	3,542,856
Consumer Staples	917,513	546,554	—	1,464,067
Energy	672,134	556,378	—	1,228,512
Financials	4,376,411	1,249,465	—	5,625,876
Health Care	2,639,936	722,901	—	3,362,837
Industrials	2,776,218	1,035,323	—	3,811,541
Information Technology	3,359,343	674,129	—	4,033,472
Materials	932,716	710,886	—	1,643,602
Real Estate	1,499,526	246,373	—	1,745,899
Telecommunication Services	205,266	433,184	—	638,450
Utilities	807,729	176,021	—	983,750
Total Common Stocks	20,847,397	7,233,465	—	28,080,862
Investments measured at net asset value
Money Market Funds	—	—	—	55,236,222
Total Investments	1,458,144,516	7,233,465	—	1,520,614,203
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	15,096	—	15,096
Futures Contracts	1,188,220	—	—	1,188,220
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,937)	—	(4,937)
Futures Contracts	(4,227,072)	—	—	(4,227,072)
Swap Contracts	—	(260,261)	—	(260,261)
Total	1,455,105,664	6,983,363	—	1,517,325,249

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Income Builder Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 19.9%
Convertible 4.7%
Columbia Convertible Securities Fund, Class I Shares (a)	3,317,429	$57,457,871
Dividend Income 10.6%
Columbia Dividend Income Fund, Class I Shares (a)	3,108,947	57,608,784
Columbia Dividend Opportunity Fund, Class I Shares (a)	5,263,715	48,794,634
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	1,390,998	23,104,484
Total		129,507,902
U.S. Small Cap 4.6%
Columbia Small Cap Value Fund I, Class I Shares (a)	1,391,436	55,949,641
Total Equity Funds (Cost: $253,214,404)		$242,915,414

Fixed-Income Funds 80.0%
Emerging Markets 7.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	7,837,032	91,301,428
Floating Rate 8.3%
Columbia Floating Rate Fund, Class I Shares (a)	11,204,905	100,732,092
High Yield 19.4%
Columbia High Yield Bond Fund, Class I Shares (a)	81,180,406	236,234,983

	Shares	Value

Fixed-Income Funds (continued)
Inflation Protected Securities 2.9%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	3,749,324	$35,431,115
Investment Grade 41.9%
Columbia Corporate Income Fund, Class I Shares (a)	9,005,078	91,671,695
Columbia Limited Duration Credit Fund, Class I Shares (a)	8,676,845	85,466,917
Columbia Mortgage Opportunities Fund, Class I Shares (a)	8,775,270	87,313,939
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	43,358,549	239,339,190
Columbia U.S. Treasury Index Fund, Class I Shares (a)	607,357	6,887,430
Total		510,679,171
Total Fixed-Income Funds (Cost: $971,844,472)		$974,378,789

Money Market Funds 0.1%
Columbia Money Market Fund, Class I Shares, 0.008% (a)(c)	652,111	652,111
Total Money Market Funds (Cost: $652,111)		$652,111

Total Investments (Cost: $1,225,710,987) (d)		$1,217,946,314(e)
Other Assets & Liabilities, Net		(382,463)
Net Assets		$1,217,563,851

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Convertible Securities Fund, Class I Shares	67,559,548	976,875	(9,742,732)	730,041	59,523,732	—	976,875	57,457,871
Columbia Corporate Income Fund, Class I Shares	70,985,421	26,965,021	(7,768,076)	(989,223)	89,193,143	—	2,085,097	91,671,695
Columbia Dividend Income Fund, Class I Shares	84,911,033	1,231,468	(30,450,809)	1,872,399	57,564,091	—	1,216,567	57,608,784
Columbia Dividend Opportunity Fund, Class I Shares	102,521,058	2,145,330	(56,575,626)	(1,573,651)	46,517,111	—	2,130,429	48,794,634
Columbia Emerging Markets Bond Fund, Class I Shares	100,123,792	2,214,502	(12,946,793)	(1,285,258)	88,106,243	—	1,520,620	91,301,428
Columbia Floating Rate Fund, Class I Shares	124,130,943	3,183,351	(24,000,000)	(1,802,601)	101,511,693	—	3,183,351	100,732,092

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Global Dividend Opportunity Fund, Class I Shares	58,687,828	896,450	(29,450,810)	(5,334,851)	24,798,617	—	881,549	23,104,484
Columbia Global Unconstrained Bond Fund, Class I Shares	25,195,099	19,862	(23,083,765)	(2,131,196)	—	—	19,862	—
Columbia High Yield Bond Fund, Class I Shares	257,580,290	9,866,874	(32,449,203)	1,653,706	236,651,667	—	9,240,870	236,234,983
Columbia Inflation Protected Securities Fund, Class I Shares	36,494,017	—	—	—	36,494,017	—	—	35,431,115
Columbia Limited Duration Credit Fund, Class I Shares	61,593,737	36,847,302	(12,946,793)	(631,410)	84,862,836	—	1,121,044	85,466,917
Columbia Money Market Fund, Class I Shares	651,968	143	—	—	652,111	—	143	652,111
Columbia Mortgage Opportunities Fund, Class I Shares	74,396,182	13,580,494	—	—	87,976,676	—	2,080,494	87,313,939
Columbia Small Cap Value Fund I, Class I Shares	69,663,418	3,462,911	(7,562,408)	(753,068)	64,810,853	3,395,107	52,903	55,949,641
Columbia U.S. Government Mortgage Fund, Class I Shares	162,789,383	90,695,797	(12,946,793)	(443,325)	240,095,062	—	3,495,987	239,339,190
Columbia U.S. Treasury Index Fund, Class I Shares	6,881,797	71,338	—	—	6,953,135	—	71,338	6,887,430
Total	1,304,165,514	192,157,718	(259,923,808)	(10,688,437)	1,225,710,987	3,395,107	28,077,129	1,217,946,314

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(d)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $1,225,711,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,771,000
Unrealized Depreciation	(16,536,000)
Net Unrealized Depreciation	$(7,765,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	242,915,414	—	—	242,915,414
Fixed-Income Funds	974,378,789	—	—	974,378,789
Money Market Funds	652,111	—	—	652,111
Total Investments	1,217,946,314	—	—	1,217,946,314

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2016